Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash Flows From Operating Activities:
Net income:	$ 33,467	$ 46,063
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	45,963	48,515
Amortization of debt discount	(379)	(348)
Amortization of prepaid lease rentals, net	4,041	4,320
Amortization and write-off of financing costs	1,296	1,068
Amortization of deferred dry-docking and special survey costs	3,358	3,911
Equity based payments	2,127	2,078
Net settlements on interest rate swaps qualifying for cash flow hedge	(5)	0
Gain on derivative instruments, net	(61)	(1,229)
Loss on sale / disposal of vessels, net	861	3,638
Loss on vessel held for sale	0	2,732
Equity gain on investments	(5,199)	(887)
Dividend from equity method investees	0	60
Changes in operating assets and liabilities:
Accounts receivable	(5,746)	(695)
Due from related parties	2,767	(481)
Inventories	(4)	1,055
Insurance claims receivable	(538)	(436)
Prepayments and other	323	(93)
Accounts payable	544	794
Due to related parties	(48)	27
Accrued liabilities	(71)	(1,243)
Unearned revenue	(913)	(2,781)
Other current liabilities	(86)	(58)
Dry-dockings	(11,168)	(1,802)
Accrued charter revenue	(3,567)	(5,599)
Net Cash provided by Operating Activities	66,962	98,609
Cash Flows From Investing Activities:
Equity method investments	(5,292)	(7,046)
Return of equity method investment	0	210
Proceeds from the settlement of insurance claims	170	600
Vessel acquisitions and advances / Additions to vessel cost	(66,253)	(54,523)
Proceeds from the sale of vessels, net	6,454	9,942
Net Cash used in Investing Activities	(64,921)	(50,817)
Cash Flows From Financing Activities:
Offering proceeds, net of related expenses	111,224	91,675
Proceeds from long-term debt and capital leases	233,000	41,600
Repayment of long-term debt and capital leases	(381,167)	(134,756)
Payment of financing costs	(2,063)	(1,147)
Dividends paid	(22,073)	(17,762)
Net Cash used in Financing Activities	(61,079)	(20,390)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(59,038)	27,402
Cash, cash equivalents and restricted cash at beginning of the period	218,885	210,563	$ 210,563
Cash, cash equivalents and restricted cash at end of the period	159,847	237,965	$ 218,885
Supplemental Cash Flow Information:
Cash paid during the period for interest	26,933	27,923
Non-Cash Financing Activities:
Dividend reinvested in common stock of the Company	$ 12,339	$ 10,972